Certain Transactions - Business Acquisitions - Summary of Major Classes of Assets and Liabilities Included as Held for Sale (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Business Combinations [Abstract]
Accounts receivables		$ 86	$ 222
Inventories		506	647
Property, plant and equipment, net		1,020	913
Identifiable intangible assets, net		29	83
Goodwill		213	255
Other current assets		87	99
Other non-current assets		184	236
Expected loss on sale	[1]	(283)	(684)
Total assets of the disposal group classified as held for sale in the consolidated balance sheets		1,842	1,771
Accounts payables		(261)	(283)
Other current liabilities		(16)	(49)
Other non-current liabilities		(77)	(85)
Expected loss on sale	[1]	0	(281)
Total liabilities of the disposal group classified as held for sale in the consolidated balance sheets		$ (354)	$ (698)

[1]	Includes an expected loss from reclassification of currency translation adjustments to the consolidated statements of income (loss) upon sale.